Tax payable - Current income tax and social contribution payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Tax payable
Income tax	R$ 10,182	R$ 6,490
Social contribution	2,816	382
Current income tax payable	R$ 12,998	R$ 6,872